OTHER FINANCIAL DATA - NONCONTROLLING INTERESTS 2 (Details) - Luz Del Sur [Member] $ in Millions	Dec. 10, 2014 USD ($) shares
Purchase of Noncontrolling Interests [Line Items]
Business Combination Step Acquisition Equity Interest In Acquiree Percentage	79.80%
Business Acquisition, Percentage of Voting Interests Acquired	83.60%
Business Acquisition Cash Paid Net Of Cash Acquired | $	$ 74
Business Acquistion, Additional Shares Purchased | shares	18,625,594